S000069167 [Member] Investment Objectives and Goals - William Blair Emerging Markets Debt Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILLIAM BLAIR EMERGING MARKETS DEBT FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The William Blair Emerging Markets Debt Fund seeks to provide attractive risk-adjusted returns relative to the Fund’s benchmark.